UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. 10th Fl. Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Matthew Humiston
Title:	COO
Phone:	310-446-2736

Signature,		Place,		and Date of Signing:
Matthew Humiston	Los Angeles, CA	July 31, 2006

Report Type(Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42 Data Records

Form 13F Information Table Value Total: $220,467


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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	FORM 13F INFORMATION TABLE
                                                                                                       Voting Authority
                                                           Value  Shares/Sh/ Put/ Invstm Other
Name of Issuer                    CLASS	    CUSIP          (x$1000Prn AmtPrn Call Dscret Managers      Sole  Shared  None
------------------------------    -------------------      ----------------- ---- ------------------   --------------------

3M COMPANY                        COM       88579y101         9852 121970SH       Sole                 121970
AFLAC INC COM                     COM       001055102         3713  80100SH       Sole                  80100
ALBERTO - CULVER CL B             COM       013068200         2494  51200SH       Sole                  51200
ALLERGAN INC                      COM       018490102        13481 125685SH       Sole                 125685
ALTRIA GROUP                      COM       718154107          338   4600SH       Sole                   4600
AMGEN INC                         COM       031162100        10548 161710SH       Sole                 161710
APACHE CORP                       COM       037411105          703  10300SH       Sole                  10300
APPLE COMPUTER INC COM            COM       037833100         4165  72730SH       Sole                  72730
AUTOMATIC DATA PROCESSING         COM       053015103         4540 100100SH       Sole                 100100
BARD CR INC                       COM       067383109         4520  61700SH       Sole                  61700
BECTON DICKINSON & CO             COM       075887109         4909  80300SH       Sole                  80300
BROWN FORMAN CORP                 COM       115637209         3294  46100SH       Sole                  46100
CALWEST BANCORP                   COM       13169q102          674  37150SH       Sole                  37150
CEPHALON INC COM                  COM       156708109         6111 101675SH       Sole                 101675
CHARLES SCHWAB INC                COM       808513105         4147 259500SH       Sole                 259500
CHATTEM INC                       COM       162456107         1778  58550SH       Sole                  58550
CHURCH & DWIGHT INC COM           COM       171340102        16621 456370SH       Sole                 456370
CITY NATL CORP COM                COM       178566105         9116 140050SH       Sole                 140050
EBAY INC COM                      COM       278642103         7084 241855SH       Sole                 241855
ECOLAB INC                        COM       278865100         2433  59950SH       Sole                  59950
GENENTECH INC COM NEW             COM       368710406          204   2500SH       Sole                   2500
GETTY IMAGES INC                  COM       374276103         4951  77950SH       Sole                  77950
HAIN CELESTIAL GRP INC COM        COM       405217100         3759 145925SH       Sole                 145925
HANSEN NATURAL CORP               COM       411310105         1789   9400SH       Sole                   9400
IDEXX LABS                        COM       45168d104         2652  35300SH       Sole                  35300
INTERNATIONAL GAME TEC COM        COM       459902102         2436  64200SH       Sole                  64200
JOHNSON & JOHNSON                 COM       46612J101          289   4830SH       Sole                   4830
LOGITECH INTL S A SPONSORED ADR   COM       541419107         6017 155025SH       Sole                 155025
NORTHWEST NATURAL GAS CO          COM       667655104         2670  72100SH       Sole                  72100
PEPSICO INC                       COM       713448108        11579 192850SH       Sole                 192850
PFIZER INC                        COM       717081103          741  31575SH       Sole                  31575
PROCTER & GAMBLE CO               COM       742718109         7964 143232SH       Sole                 143232
QUALCOMM INC COM                  COM       747525103         7184 179285SH       Sole                 179285
SHUFFLE MASTER                    COM       825549108         8802 268525SH       Sole                 268525
SOUTHERN CO COM                   COM       842587107         3716 115950SH       Sole                 115950
ST JUDE MEDICAL INC               COM       790849103         2469  76150SH       Sole                  76150
STARBUCKS CORP                    COM       855244109         9315 246680SH       Sole                 246680
TEVA PHARMACEUTICAL INDS          COM       881624209        11378 360190SH       Sole                 360190
WEST COAST BANCORP /OR/           COM       952145100         3194 108375SH       Sole                 108375
WHOLE FOODS MKT INC COM           COM       966837106         8453 130775SH       Sole                 130775
WM WRIGLEY JR CO                  COM       982526105         8757 193061SH       Sole                 193061
WMS INDS INC COM                  COM       929297109         1628  59425SH       Sole                  59425
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